Accrued Expenses: Schedule of Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Schedule of Accrued Liabilities

	March 31, 2014	June 30, 2013
	(unaudited)
Sales representatives commission and expenses	$4,028,220	$4,731,442
Other payable for PPE	1,692,216	2,279,869
Other accrued expense	1,596,820	1,596,636
Other taxes payable	2,359,678	2,185,328
Accrued Interest expenses	1,915,101	1,117,527
Compensation and related cost	213,829	274,813
Total	$11,805,864	$12,185,615

	June 30, 2013	June 30, 2012

Sales representatives commission and expenses	$4,731,442	$3,778,996
Other payable for PPE	2,279,869	-
Other accrued expense	1,596,636	1,557,472
Other taxes payable	2,185,328	1,879,334
Interest	1,117,527	516,269
Compensation and related cost	274,813	357,975
Advertising expense	-	388,008
Total	$12,185,615	$8,478,054